UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2005

Item 1. Reports to Stockholders

Fidelity®

Real Estate Investment

Portfolio

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,159.60	$ 4.63
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.92	$ 4.33

* Expenses are equal to the Fund's annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Starwood Hotels & Resorts Worldwide, Inc. unit	8.8	7.3
Vornado Realty Trust	7.6	7.0
ProLogis	6.8	6.1
Simon Property Group, Inc.	6.1	5.1
Equity Office Properties Trust	5.8	4.8
General Growth Properties, Inc.	5.2	4.0
Reckson Associates Realty Corp.	5.1	5.0
Duke Realty Corp.	4.8	4.5
CBL & Associates Properties, Inc.	4.6	4.8
Public Storage, Inc.	3.9	3.8
	58.7
Top Five REIT Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Industrial Buildings	23.0	24.5
REITs - Office Buildings	18.1	14.2
REITs - Malls	16.9	18.3
REITs - Shopping Centers	14.8	14.6
REITs - Apartments	9.0	8.7
Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Stocks 97.5%		Stocks 96.6%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	1.7%	** Foreign investments	1.7%

Semiannual Report

Investments January 31, 2005

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1) (000s)
HOTELS, RESTAURANTS & LEISURE - 8.8%
Hotels, Resorts & Cruise Lines - 8.8%
Starwood Hotels & Resorts Worldwide, Inc. unit	6,524,060	$ 377,682
REAL ESTATE - 88.7%
REITs - Apartments - 9.0%
American Campus Communities, Inc. (e)	1,137,100	23,026
Apartment Investment & Management Co. Class A	3,270,145	117,398
AvalonBay Communities, Inc.	1,122,900	75,144
Cornerstone Realty Income Trust, Inc.	1,175,700	11,298
Equity Residential (SBI)	3,883,324	122,480
GMH Communities Trust (e)	1,899,100	24,764
United Dominion Realty Trust, Inc. (SBI)	510,200	11,337
TOTAL REITS - APARTMENTS		385,447
REITs - Health Care Facilities - 1.1%
Ventas, Inc.	1,793,360	45,910
REITs - Hotels - 0.4%
Host Marriott Corp.	29,000	464
Innkeepers USA Trust (SBI)	96,700	1,305
MeriStar Hospitality Corp. (a)	1,808,900	13,965
TOTAL REITS - HOTELS		15,734
REITs - Industrial Buildings - 23.0%
Catellus Development Corp.	4,936,013	132,384
CenterPoint Properties Trust (SBI) (e)	3,327,968	141,272
Duke Realty Corp.	6,624,204	206,013
Extra Space Storage, Inc.	725,400	9,408
Plum Creek Timber Co., Inc.	644,400	23,018
ProLogis	7,563,456	288,470
Public Storage, Inc.	3,186,060	167,300
U-Store-It Trust	962,400	15,783
TOTAL REITS - INDUSTRIAL BUILDINGS		983,648
REITs - Malls - 16.9%
CBL & Associates Properties, Inc. (e)	2,880,739	198,137
General Growth Properties, Inc.	6,984,740	221,905
Common Stocks - continued
	Shares	Value (Note 1) (000s)
REAL ESTATE - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	4,417,060	$ 261,932
The Mills Corp.	744,900	41,662
TOTAL REITS - MALLS		723,636
REITs - Management/Investment - 4.4%
American Financial Realty Trust (SBI)	1,185,200	17,837
Boardwalk Real Estate Investment Trust (d)(e)	4,611,200	71,599
Equity Lifestyle Properties, Inc.	979,700	33,584
Newcastle Investment Corp. (e)	2,167,970	65,559
TOTAL REITS - MANAGEMENT/INVESTMENT		188,579
REITs - Mortgage - 0.4%
HomeBanc Mortgage Corp., Georgia	1,722,600	16,158
REITs - Office Buildings - 18.1%
Boston Properties, Inc.	2,591,600	149,743
Corporate Office Properties Trust (SBI)	38,700	996
Digital Realty Trust, Inc. (e)	1,146,100	15,816
Equity Office Properties Trust	8,893,690	248,845
Government Properties Trust, Inc.	188,600	1,760
Highwoods Properties, Inc. (SBI)	321,210	7,870
Kilroy Realty Corp.	578,300	22,600
Reckson Associates Realty Corp. (e)	7,059,520	216,586
Trizec Properties, Inc.	6,151,800	108,948
TOTAL REITS - OFFICE BUILDINGS		773,164
REITs - Prisons - 0.6%
Correctional Properties Trust (e)	1,097,770	28,531
REITs - Shopping Centers - 14.8%
Federal Realty Investment Trust (SBI)	1,797,500	84,806
Inland Real Estate Corp.	2,132,967	32,357
Kimco Realty Corp.	2,170,600	114,998
Pan Pacific Retail Properties, Inc.	450,910	26,103
Common Stocks - continued
	Shares	Value (Note 1) (000s)
REAL ESTATE - CONTINUED
REITs - Shopping Centers - continued
Vornado Realty Trust	4,679,950	$ 323,572
Weingarten Realty Investors (SBI)	1,444,500	51,641
TOTAL REITS - SHOPPING CENTERS		633,477
TOTAL REAL ESTATE		3,794,284
TOTAL COMMON STOCKS (Cost $3,175,841)		4,171,966
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 2.31% (b)	122,641,301	122,641
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	32,240,000	32,240
TOTAL MONEY MARKET FUNDS (Cost $154,881)		154,881
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,330,722)		4,326,847
NET OTHER ASSETS - (1.1)%		(47,407)
NET ASSETS - 100%		$ 4,279,440
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Campus Communities, Inc.	$ -	$ 22,114	$ 2,424	$ 202	$ 23,026
Boardwalk Real Estate Investment Trust	52,922	3,098	-	1,938	71,599
CBL & Associates Properties, Inc.	153,577	17,537	15,296	4,039	198,137
CenterPoint Properties Trust (SBI)	161,191	-	39,343	1,990	141,272
Correctional Properties Trust	28,432	-	-	747	28,531
Digital Realty Trust, Inc.	-	14,996	1,299	187	15,816
GMH Communities Trust	-	24,388	1,765	97	24,764
HomeBanc Mortgage Corp., Georgia	19,459	954	6,664	565	-
Manufactured Home Communities, Inc.	41,149	53	10,863	2	-
Newcastle Investment Corp.	46,398	16,409	-	1,810	65,559
Reckson Associates Realty Corp.	158,180	42,752	399	3,002	216,586
TOTALS	$ 661,308	$ 142,301	$ 78,053	$ 14,579	$ 785,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005
Assets
Investment in securities, at value (including securities loaned of $31,062) (cost $3,330,722) - See accompanying schedule		$ 4,326,847
Receivable for investments sold		2,094
Receivable for fund shares sold		18,618
Dividends receivable		2,405
Interest receivable		264
Prepaid expenses		11
Other affiliated receivables		17
Other receivables		247
Total assets		4,350,503

Liabilities
Payable for investments purchased	$ 22,999
Payable for fund shares redeemed	12,496
Accrued management fee	2,080
Other affiliated payables	891
Other payables and accrued expenses	357
Collateral on securities loaned, at value	32,240
Total liabilities		71,063

Net Assets		$ 4,279,440
Net Assets consist of:
Paid in capital		$ 3,194,757
Distributions in excess of net investment income		(783)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,343
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		996,123
Net Assets, for 157,009 shares outstanding		$ 4,279,440
Net Asset Value, offering price and redemption price per share ($4,279,440 ÷ 157,009 shares)		$ 27.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005
Investment Income
Dividends (including $14,579 received from affiliated issuers)		$ 68,564
Interest		1,483
Security lending		77
Total income		70,124

Expenses
Management fee	$ 11,143
Transfer agent fees	4,409
Accounting and security lending fees	496
Non-interested trustees' compensation	11
Custodian fees and expenses	50
Registration fees	185
Audit	56
Miscellaneous	205
Total expenses before reductions	16,555
Expense reductions	(295)	16,260
Net investment income (loss)		53,864
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $14,950 from affiliated issuers)	163,549
Foreign currency transactions	35
Total net realized gain (loss)		163,584
Change in net unrealized appreciation (depreciation) on: Investment securities	289,694
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		289,691
Net gain (loss)		453,275
Net increase (decrease) in net assets resulting from operations		$ 507,139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005	Six months ended July 31, 2004	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,864	$ 35,663	$ 75,543
Net realized gain (loss)	163,584	75,617	71,796
Change in net unrealized appreciation (depreciation)	289,691	(66,025)	668,071
Net increase (decrease) in net assets resulting from operations	507,139	45,255	815,410
Distributions to shareholders from net investment income	(54,751)	(36,328)	(56,753)
Distributions to shareholders from net realized gain	(145,817)	(36,160)	(29,036)
Total distributions	(200,568)	(72,488)	(85,789)
Share transactions Proceeds from sales of shares	1,201,848	905,781	974,203
Reinvestment of distributions	189,156	67,801	80,135
Cost of shares redeemed	(598,688)	(636,524)	(633,411)
Net increase (decrease) in net assets resulting from share transactions	792,316	337,058	420,927
Redemption fees	630	1,206	469
Total increase (decrease) in net assets	1,099,517	311,031	1,151,017

Net Assets
Beginning of period	3,179,923	2,868,892	1,717,875
End of period (including distributions in excess of net investment income of $783 and undistributed net investment income of $104 and $0, respectively)	$ 4,279,440	$ 3,179,923	$ 2,868,892
Other Information Shares
Sold	43,455	36,810	45,936
Issued in reinvestment of distributions	6,824	2,691	3,702
Redeemed	(21,811)	(26,873)	(29,797)
Net increase (decrease)	28,468	12,628	19,841

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2005	2004 G	2004 H	2003 H	2002 H	2001 H	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.74	$ 24.75	$ 17.88	$ 18.47	$ 18.50	$ 14.59	$ 15.21
Income from Investment Operations
Net investment income (loss) D	.38	.28	.71	.60	.85	.77	.62
Net realized and unrealized gain (loss)	3.57	.28	6.96	- F	.78	3.85	(.55)
Total from investment operations	3.95	.56	7.67	.60	1.63	4.62	.07
Distributions from net investment income	(.38)	(.29)	(.54)	(.77)	(.78)	(.73)	(.69)
Distributions from net realized gain	(1.05)	(.29)	(.26)	(.43)	(.89)	-	-
Total distributions	(1.43)	(.58)	(.80)	(1.20)	(1.67)	(.73)	(.69)
Redemption fees added to paid in capital D	- F	.01	- F	.01	.01	.02	- F
Net asset value, end of period	$ 27.26	$ 24.74	$ 24.75	$ 17.88	$ 18.47	$ 18.50	$ 14.59
Total Return B, C	15.96%	2.27%	43.63%	3.11%	9.20%	32.37%	.43%
Ratios to Average Net Assets E
Expenses before expense reductions	.85% A	.86% A	.85%	.87%	.84%	.86%	.90%
Expenses net of voluntary waivers, if any	.85% A	.86% A	.85%	.87%	.84%	.86%	.90%
Expenses net of all reductions	.84% A	.83% A	.83%	.84%	.79%	.82%	.88%
Net investment income (loss)	2.78% A	2.32% A	3.38%	3.21%	4.54%	4.58%	4.06%
Supplemental Data
Net assets, end of period (in millions)	$ 4,279	$ 3,180	$ 2,869	$ 1,718	$ 1,266	$ 1,030	$ 699
Portfolio turnover rate	39% A	54% A	48%	32%	71%	71%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.01 per share.

G Six months ended July 31

H Year ended January 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Real Estate Investment Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,036,052
Unrealized depreciation	(42,980)
Net unrealized appreciation (depreciation)	$ 993,072
Cost for federal income tax purposes	$ 3,333,775

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,401,115 and $731,530, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,481 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $276 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $18, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Real Estate Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate Investment Portfolio (a fund of Fidelity Devonshire Trust) at January 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate Investment Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 21, 2005

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 19, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. *
	# of Votes	% of Votes
Affirmative	11,550,595,231.29	69.830
Against	3,841,827,895.20	23.228
Abstain	615,522,253.58	3.720
Broker Non-Votes	532,958,738.78	3.222
TOTAL	16,540,904,118.85	100.000
PROPOSAL 2
To elect a Board of Trustees. *
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	14,957,948,280.71	90.430
Withheld	1,582,955,838.14	9.570
TOTAL	16,540,904,118.85	100.000
Dennis J. Dirks
Affirmative	15,778,688,684.00	95.392
Withheld	762,215,434.85	4.608
TOTAL	16,540,904,118.85	100.000
Robert M. Gates
Affirmative	15,764,107,347.50	95.304
Withheld	776,796,771.35	4.696
TOTAL	16,540,904,118.85	100.000
George H. Heilmeier
Affirmative	15,769,281,323.97	95.335
Withheld	771,622,794.88	4.665
TOTAL	16,540,904,118.85	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	15,701,539,421.76	94.926
Withheld	839,364,697.09	5.074
TOTAL	16,540,904,118.85	100.000
Edward C. Johnson 3d
Affirmative	15,663,625,931.77	94.696
Withheld	877,278,187.08	5.304
TOTAL	16,540,904,118.85	100.000
Marie L. Knowles
Affirmative	15,783,392,435.07	95.420
Withheld	757,511,683.78	4.580
TOTAL	16,540,904,118.85	100.000
Ned C. Lautenbach
Affirmative	15,794,440,665.40	95.487
Withheld	746,463,453.45	4.513
TOTAL	16,540,904,118.85	100.000
Marvin L. Mann
Affirmative	15,745,452,001.44	95.191
Withheld	795,452,117.41	4.809
TOTAL	16,540,904,118.85	100.000
William O. McCoy
Affirmative	15,748,534,997.59	95.210
Withheld	792,369,121.26	4.790
TOTAL	16,540,904,118.85	100.000
Robert L. Reynolds
Affirmative	15,770,708,187.55	95.344
Withheld	770,195,931.30	4.656
TOTAL	16,540,904,118.85	100.000
Cornelia M. Small
Affirmative	15,760,656,761.74	95.283
Withheld	780,247,357.11	4.717
TOTAL	16,540,904,118.85	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	15,766,395,308.66	95.318
Withheld	774,508,810.19	4.682
TOTAL	16,540,904,118.85	100.000
Kenneth L. Wolfe
Affirmative	15,764,518,044.72	95.306
Withheld	776,386,074.13	4.694
TOTAL	16,540,904,118.85	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

REA-USAN-0305
1.789292.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 23, 2005